Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Ordinary shares, par value (in Dollars per share)		$ 0.05
Ordinary shares, authorized		20,000,000
Ordinary shares, issued		4,003,859
Ordinary shares, outstanding		4,003,859
Reclassified
Ordinary shares, par value (in Dollars per share)			$ 0.05
Ordinary shares, authorized			20,000,000
Ordinary shares, issued	[1]		40,887
Ordinary shares, outstanding	[1]		40,887

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024 and May 30, 2025, and capital reduction on March 6, 2025.